UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [   ]; Amendment Number : __

         This Amendment (Check only one.):       [   ] is a restatement.
                                                 [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
         ----------------------------------------------------------------------
Address: 100 Summit Lake Drive
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         Valhalla, NY 10595
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Form 13F File Number:               28-04764

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Frederick W. Green
         ----------------------------------------------------------------------
Title:   President
         ----------------------------------------------------------------------
Phone:   914-741-5600
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Frederick W. Green              Valhalla, New York                  7/18/03
----------------------------        ------------------------------      -------
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   --

Form 13F Information Table Entry Total:              94

Form 13F Information Table Value Total:              $687,583,215 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.
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Item 1                                     Item 2          Item 3     Item 4           Item 5        Item 6  Item 7    Item 8
-------------------------------------    ---------------  --------   --------    -------------------- ----- -------  ---------------
                                                                    Fair Market  SHRS or  SH/   Put/ Inv    Other     Voting Auth
                                                                                                                    ----------------
Name of Issuer                            Title of Class  CUSIP       Value     PRN AMT  PRN    Call Disc   Mngrs   Sole Shared None
------------------------------------     ---------------  --------   --------    -------------------  ----- -------  ---------------

Equities

COMMON STOCK

Airborne, Inc.                           COMMON STOCK    009269101  15,873,550    759,500 Shares     (a) Sole          (a) Sole
Airborne, Inc.                           COMMON STOCK    009269101   3,030,500    145,000 Shares     (b) Shared        (a) Sole
Allen Telecom Inc.                       COMMON STOCK    018091108     104,076      6,300 Shares     (a) Sole          (a) Sole
Amgen, Inc.                              COMMON STOCK    031162100   1,738,801     25,960 Shares     (b) Shared        (a) Sole
Andrew Corporation                       COMMON STOCK    034425108     850,430     92,438 Shares     (b) Shared        (a) Sole
Anthem, Inc.                             COMMON STOCK    03674B104   2,367,811     30,691 Shares     (b) Shared        (a) Sole
Biogen, Inc.                             COMMON STOCK    090597105  29,313,200    771,400 Shares     (a) Sole          (a) Sole
Biogen, Inc.                             COMMON STOCK    090597105   5,703,800    150,100 Shares     (b) Shared        (a) Sole
Credit Agricole SA                       COMMON STOCK      7262610  27,513,276  1,447,610 Shares     (a) Sole          (a) Sole
Credit Agricole SA                       COMMON STOCK      7262610   6,720,179    353,582 Shares     (b) Shared        (a) Sole
Cardinal Health, Inc.                    COMMON STOCK    14149Y108     426,116      6,627 Shares     (b) Shared        (a) Sole
Cobalt Corporation                       COMMON STOCK    19074W100     102,750      5,000 Shares     (b) Shared        (a) Sole
Circuit City Stores, Inc.                COMMON STOCK    172737108   4,180,000    475,000 Shares     (a) Sole          (a) Sole
Circuit City Stores, Inc.                COMMON STOCK    172737108      17,600      2,000 Shares     (b) Shared        (a) Sole
Cadence Design Systems, Inc.             COMMON STOCK    127387108     133,552     11,074 Shares     (b) Shared        (a) Sole
Concord EFS, Inc.                        COMMON STOCK    206197105  27,647,104  1,878,200 Shares     (a) Sole          (a) Sole
Concord EFS, Inc.                        COMMON STOCK    206197105   5,431,680    369,000 Shares     (b) Shared        (a) Sole
Centerpulse AG registered                COMMON STOCK      5268319   8,192,070     30,341 Shares     (a) Sole          (a) Sole
Centerpulse AG registered                COMMON STOCK     5268319    2,515,590      9,317 Shares     (b) Shared        (a) Sole
Canada Life Financial Corporation        COMMON STOCK    135113108  24,503,145    740,500 Shares     (a) Sole          (a) Sole
Canada Life Financial Corporation        COMMON STOCK    135113108   5,526,030    167,000 Shares     (b) Shared        (a) Sole
Credit Lyonnais SA                       COMMON STOCK      7572535   1,936,140     30,000 Shares     (a) Sole          (a) Sole
Chateau Communities, Inc.                COMMON STOCK    161726104  12,194,039    412,100 Shares     (a) Sole          (a) Sole
Chateau Communities, Inc.                COMMON STOCK    161726104   2,882,066     97,400 Shares     (b) Shared        (a) Sole
Dictaphone Corporation                   COMMON STOCK    253588107   1,442,296    180,287 Shares     (b) Shared        (a) Sole
Dreyer's Grand Ice Cream, Inc.           COMMON STOCK    261877104  32,254,446    410,780 Shares     (a) Sole          (a) Sole
Dreyer's Grand Ice Cream, Inc.           COMMON STOCK    261877104   6,715,030     85,520 Shares     (b) Shared        (a) Sole
Expedia, Inc.                            COMMON STOCK    302125109  31,584,492    411,900 Shares     (a) Sole          (a) Sole
Expedia, Inc.                            COMMON STOCK    302125109   8,687,844    113,300 Shares     (b) Shared        (a) Sole
First Essex Bancorp                      COMMON STOCK    320103104   6,429,896    136,400 Shares     (a) Sole          (a) Sole
First Essex Bancorp                      COMMON STOCK    320103104     235,700      5,000 Shares     (b) Shared        (a) Sole
FloridaFirst Bancorp, Inc.               COMMON STOCK    343258109       7,158        300 Shares     (b) Shared        (a) Sole
Fair, Isaac and Company                  COMMON STOCK    303250104   1,097,428     21,330 Shares     (b) Shared        (a) Sole
First Virginia Banks, Inc.               COMMON STOCK    337477103     539,000     12,500 Shares     (a) Sole          (a) Sole
Groupe Bruxelles Lambert SA              COMMON STOCK     7097328   18,368,338    405,966 Shares     (a) Sole          (a) Sole
Groupe Bruxelles Lambert SA              COMMON STOCK     7097328    2,163,528     47,817 Shares     (b) Shared        (a) Sole
General Motors Corporation Class H       COMMON STOCK    370442832  12,579,420    982,000 Shares     (a) Sole          (a) Sole
General Motors Corporation Class H       COMMON STOCK    370442832   2,291,709    178,900 Shares     (b) Shared        (a) Sole
Genesis Microchip Incorporated           COMMON STOCK    37184C103   7,843,722    579,300 Shares     (a) Sole          (a) Sole
Genesis Microchip Incorporated           COMMON STOCK    37184C103   2,430,430    179,500 Shares     (b) Shared        (a) Sole
Hispanic Broadcasting Corporation        COMMON STOCK    43357B104  20,118,225    790,500 Shares     (a) Sole          (a) Sole
Hispanic Broadcasting Corporation        COMMON STOCK    43357B104   3,532,460    138,800 Shares     (b) Shared        (a) Sole
ICN Pharmaceuticals                      COMMON STOCK    448924100   4,525,200    270,000 Shares     (a) Sole          (a) Sole
Instrumentarium OYJ ordinary             COMMON STOCK     4434166   33,060,961    867,150 Shares     (a) Sole          (a) Sole
Instrumentarium OYJ ordinary             COMMON STOCK     4434166    5,518,738    144,750 Shares     (b) Shared        (a) Sole
J.D. Edwards & Company                   COMMON STOCK    281667105  27,492,105  1,918,500 Shares     (a) Sole          (a) Sole
J.D. Edwards & Company                   COMMON STOCK    281667105   7,478,827    521,900 Shares     (b) Shared        (a) Sole
Kinross Gold Corporation                 COMMON STOCK    496902107   1,329,527    196,967 Shares     (b) Shared        (a) Sole
McGrath Rentcorp                         COMMON STOCK    580589109  11,453,304    428,321 Shares     (a) Sole          (a) Sole
McGrath Rentcorp                         COMMON STOCK    580589109     869,050     32,500 Shares     (b) Shared        (a) Sole
M.I.M. Holdings Limited                  COMMON STOCK      6550167  13,446,523 11,652,100 Shares     (a) Sole          (a) Sole
M.I.M. Holdings Limited                  COMMON STOCK      6550167   3,978,877  3,447,900 Shares     (b) Shared        (a) Sole
MidAtlantic Realty Trust                 COMMON STOCK    595232109   2,094,000    100,000 Shares     (a) Sole          (a) Sole
Neuberger Berman Inc.                    COMMON STOCK    641234109   2,055,365     51,500 Shares     (a) Sole          (a) Sole
Neuberger Berman Inc.                    COMMON STOCK    641234109     798,200     20,000 Shares     (b) Shared        (a) Sole
Northrop Grumman Corporation             COMMON STOCK    666807102   1,783,701     20,671 Shares     (b) Shared        (a) Sole
NextWave Telecom,  Inc.                  COMMON STOCK    65332M103   7,334,437  2,876,250 Shares     (a) Sole          (a) Sole
NextWave Telecom,  Inc.                  COMMON STOCK    65332M103   3,278,662  1,285,750 Shares     (b) Shared        (a) Sole
Pfizer Inc.                              COMMON STOCK    717081103   3,996,916    117,040 Shares     (b) Shared        (a) Sole
ProLogis Trust                           COMMON STOCK    743410102     584,957     21,427 Shares     (b) Shared        (a) Sole
Price Communications Corporation         COMMON STOCK    741437305  26,668,187  2,065,700 Shares     (a) Sole          (a) Sole
Price Communications Corporation         COMMON STOCK    741437305   4,395,855    340,500 Shares     (b) Shared        (a) Sole
PeopleSoft, Inc.                         COMMON STOCK    712713106   1,033,483     58,754 Shares     (b) Shared        (a) Sole
ProSiebenSat.1 Media AG                  COMMON STOCK      4579131   3,797,427    578,083 Shares     (a) Sole          (a) Sole
Quintiles Transnational Corp.            COMMON STOCK    748767100  15,150,663  1,067,700 Shares     (a) Sole          (a) Sole
Quintiles Transnational Corp.            COMMON STOCK    748767100   2,835,162    199,800 Shares     (b) Shared        (a) Sole
RibaPharm Inc.                           COMMON STOCK    762537108   2,088,510    323,800 Shares     (a) Sole          (a) Sole
Sears, Roebuck and Co.                   COMMON STOCK    812387108  31,823,440    946,000 Shares     (a) Sole          (a) Sole
Sears, Roebuck and Co.                   COMMON STOCK    812387108   7,535,360    224,000 Shares     (b) Shared        (a) Sole
Syratech Corporation                     COMMON STOCK    871824108      19,277     38,554 Shares     (a) Sole          (a) Sole
Taubman Centers, Inc.                    COMMON STOCK    876664103  19,255,800  1,005,000 Shares     (a) Sole          (a) Sole
Vivendi Universal SA ADR                 COMMON STOCK    92851S204  16,632,880    902,000 Shares     (a) Sole          (a) Sole
Veridian Corporation                     COMMON STOCK    92342R203   5,756,850    165,000 Shares     (a) Sole          (a) Sole
VERITAS Software Corporation             COMMON STOCK    923436109   7,209,645    251,470 Shares     (a) Sole          (a) Sole
VERITAS Software Corporation             COMMON STOCK    923436109   1,587,945     55,387 Shares     (b) Shared        (a) Sole


WARRANTS

Dictaphone Corp warrants                 WARRANTS        dctwvv        28,993      72,482 PRN        (b) Shared        (a) Sole

Fixed Income

CORPORATE BONDS

Redback Networks convertible note        CORPORATE BONDS 757209AB7   3,774,420  9,678,000 PRN        (a) Sole          (a) Sole
5.000% Due 04-01-07
Redback Networks convertible note        CORPORATE BONDS 757209AB7     526,500  1,350,000 PRN        (b) Shared        (a) Sole
5.000% Due 04-01-07
Adelphia Communications senior note      CORPORATE BONDS 006848BJ3   5,788,440  9,188,000 PRN        (a) Sole          (a) Sole
10.250% Due 06-15-11
Adelphia Communications senior note      CORPORATE BONDS 006848BJ3   1,575,000  2,500,000 PRN        (b) Shared        (a) Sole
10.250% Due 06-15-11
Adelphia Communications senior note      CORPORATE BONDS 006848BE4   4,900,770  7,779,000 PRN        (a) Sole          (a) Sole
9.375% Due 11-15-09
Adelphia Communications senior note      CORPORATE BONDS 006848BE4     233,100    370,000 PRN        (b) Shared        (a) Sole
9.375% Due 11-15-09
Adelphia Communications convertible note CORPORATE BONDS 006848BH7   4,060,350 23,202,000 PRN        (a) Sole          (a) Sole
3.250% Due 05-01-21
Adelphia Communications convertible note CORPORATE BONDS 006848BH7     192,150  1,098,000 PRN        (b) Shared        (a) Sole
3.250% Due 05-01-21
Adelphia Communications senior note      CORPORATE BONDS 006848AS4   8,579,650 14,065,000 PRN        (a) Sole          (a) Sole
9.250% Due 10-01-02
Adelphia Communications senior note      CORPORATE BONDS 006848AS4   1,146,800  1,880,000 PRN        (b) Shared        (a) Sole
9.250% Due 10-01-02
Enron Corporation convertible note       CORPORATE BONDS 293561CD6   3,907,750 31,900,000 PRN        (a) Sole          (a) Sole
0.000% Due 02-07-21
Tyco International Ltd. convertible note CORPORATE BONDS 902124AC0  11,129,781 14,525,000 PRN        (a) Sole          (a) Sole
0.000% Due 11-17-20
Worldcom Inc. note                       CORPORATE BONDS 98157DAJ5   2,677,500  9,000,000 PRN        (a) Sole          (a) Sole
7.500% Due 05-15-11
Worldcom Inc. note                       CORPORATE BONDS 98157DAF3   2,858,975  9,610,000 PRN        (a) Sole          (a) Sole
7.375% Due 01-15-03
Worldcom Inc. note                       CORPORATE BONDS 98157DAF3     339,150  1,140,000 PRN        (b) Shared        (a) Sole
7.375% Due 01-15-03
Worldcom Inc. senior note                CORPORATE BONDS 98157DAB2   2,983,925 10,030,000 PRN        (a) Sole          (a) Sole
7.875% Due 05-15-03
Worldcom Inc. senior note                CORPORATE BONDS 98157DAB2     535,500  1,800,000 PRN        (b) Shared        (a) Sole
7.875% Due 05-15-03
Williams Holdings note                   CORPORATE BONDS 968905AC3   8,250,000  8,250,000 PRN        (a) Sole          (a) Sole
6.125% Due 12-01-03


GRAND TOTAL:                                                        687,583,215
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